CURRENT MATURITIES OF LONG-TERM DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Short-term Debt [Line Items]
Short Term Credit And Current Maturities Of Long Term Debt	$ 702	$ 708
Current Maturities Of Long Term Debt From Banks [Member]
Short-term Debt [Line Items]
Short Term Credit And Current Maturities Of Long Term Debt	$ 702	$ 708
Current Maturities Of Long Term Debt From Banks [Member] | Minimum [Member]
Short-term Debt [Line Items]
Annual interest rate	6.25%
Current Maturities Of Long Term Debt From Banks [Member] | Maximum [Member]
Short-term Debt [Line Items]
Annual interest rate	6.50%